Acquisition and sale of businesses and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ (358)	£ (27)	£ (6)
Capital injection in associates	(38)	(41)	(17)
Cash acquired	4	2	0
Net cash outflow on acquisition of businesses	(488)	(130)	(56)
Purchase of shares of non-controlling interests	(42)	(62)	(784)
Total net cash outflow	(530)	(192)	(840)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	0	(6)	(15)
Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(6)	(9)	(9)
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(358)	(27)	(6)
Deferred consideration paid for subsidiaries	(1)	0	0
Casamigos Tequila LLC
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ (89)	£ (49)	£ (9)